AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")

               AMERITAS LIFE INSURANCE CORP SEPARATE ACCOUNT LLVA
               AMERITAS LIFE INSURANCE CORP SEPARATE ACCOUNT LLVL
                              ("Separate Accounts")

                                  Supplement to

                 Ameritas No Load Variable Annuity ("NLVA 4080")
                          Prospectus Dated May 1, 2006

             Ameritas Low-Load Variable Universal Life ("LLVL") and
        Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                         Prospectuses Dated May 1, 2008

                 Ameritas No-Load Variable Annuity ("NLVA 6150")
                            and Ameritas Advisor VUL
                         Prospectuses Dated May 1, 2009

                        Supplement Dated January 8, 2010


Effective December 11, 2009, the Calvert Variable Series, Inc. Board of Directors approved changes to the Subadviser and Portfolio Type for the Ameritas MidCap Growth Portfolio and Social International Equity Portfolio.

Therefore, for the products listed above, the portfolio objectives chart found in the Separate Account Variable Investment Options section is updated to read as follows:

----------------------------------------------------------- ---------------------------------------------------------
                        FUND NAME                                              INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                              Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------- ---------------------------------------------------------
              Calvert Variable Series, Inc.*                         Calvert Asset Management Company, Inc.
----------------------------------------------------------- ---------------------------------------------------------
Ameritas MidCap Growth Portfolio ** -  Summit Investment    Index: S&P MidCap 400 Index.
Partners, Inc.
----------------------------------------------------------- ---------------------------------------------------------
Social International Equity Portfolio -  World Asset        Index: MSCI EAFE Index.
Management, Inc.
----------------------------------------------------------- ---------------------------------------------------------
*    This fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Ameritas.
**   Portfolio available only for the NLVA 4080 and LLSVUL. Due to the affiliation between the Adviser (a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI) and Summit, this change in sub-adviser is subject to shareholder approval. A filing is being made with the Securities and Exchange Commission detailing this change and will be sent to shareholders on or about February 15, 2010.

    All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please see the respective Calvert Variable Series, Inc. portfolio prospectus and supplement for more information.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.